TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Income Tax Rate
Reconciliation between the theoretical tax expense, assuming all income is taxed at the Israeli statutory rate, and the actual tax expense, is as follows:

	Year ended December 31,
	2018	2017	2016

Income (loss) before taxes as reported in the statements of operations	$5,116	$(5,205)	$904

Tax rate	23%	24%	25%

Theoretical tax	$1,177	$(1,249)	$226

Increase (decrease) in taxes:

Non-deductible items	32	185	249
Losses and other items for which a valuation allowance was provided	972	1,769	977
Realization of carryforward tax losses for which valuation allowance was provided	(1,293)	(28)	(541)
Changes in valuation allowance	(377)	-	(1,602)
Tax rate differences in subsidiaries	223	(71)	236
Adjustment of deferred tax balances following a changes in tax rates	-	410
Provision for uncertain tax positions	717	245	(230)
Taxes in respect of prior years	(2)	21	79
Tax withheld against which valuation allowance was provided this year	755	638	602
Investment tax credit	(180)	(178)	(220)
Other	48	(47)	102

Taxes on income (tax benefit) in the statements of operations	$2,072	$1,695	$(122)

Schedule of Income Taxes
	Year ended December 31,
	2018	2017	2016

Current	$3,003	$2,162	$1,485
Deferred	(931)	(467)	(1,607)

	$2,072	$1,695	$(122)

Domestic	$1,460	$893	$407
Foreign	612	802	(529)

	$2,072	$1,695	$(122)

Schedule of Deferred Tax Assets and Liabilities
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets are as follows:

	December 31,
	2018	2017
Deferred tax assets:
Operating loss carry forwards	$4,123	$5,158
Reserves and tax allowances	3,875	4,052

Total deferred taxes before valuation allowance	7,998	9,210
Valuation allowance	(4,539)	(6,631)

Deferred tax assets, net:	3,459	2,579

Deferred tax liabilities:	182	190

Net deferred tax assets	$3,277	$2,389

Foreign	$3,277	$2,389

Schedule of Domestic and Foreign Components of Income (Loss) Before Income Taxes
The domestic and foreign components of income (loss) before taxes are as follows:

	Year ended December 31,
	2018	2017	2016

Domestic	$1,705	$(1,605)	$(1,482)
Foreign	3,411	(3,600)	2,386

	$5,116	$(5,205)	$904

Schedule of Reconciliation of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax positions is as follows:

	December 31,
	2018	2017

Balance at the beginning of the year	$908	$663

Additions based on tax positions taken related to the current year	717	245
Foreign currency translation adjustments	(14)	-

Balance at the end of the year	$1,611	$908